Large Cap Blend Portfolio Investment Strategy - Large Cap Blend Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies. The Portfolio defines large-capitalization companies as those with a market capitalization in excess of $5 billion. The Portfolio invests primarily in securities of U.S. companies. The Portfolio may also invest up to 20% of its net assets in common stocks of foreign issuers, and may hold American Depositary Receipts (ADRs). The Portfolio may also invest in real estate investment trusts (REITs) and mid-capitalization companies. The Portfolio may utilize futures for cash management purposes and to gain exposure to indexes or certain securities within indexes. In managing the Portfolio, the adviser employs a three-step process that combines a “blend” of growth-focused research, valuation and stock selection. The adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential (e.g., sales, revenue, or earnings growth that may outpace peer averages or the overall market). The research findings allow the adviser to rank the companies in each sector according to their relative value (i.e., ranking companies from most- to least-undervalued by the market in the adviser’s assessment). While the Portfolio does not seek to focus its investments in any particular economic sector, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector, such as the information technology sector, as a result of the adviser’s stock selection process. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Portfolio invests. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These ESG factor assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Portfolio while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. Following the growth- and value-based assessments, the adviser seeks to outperform the benchmark through superior stock selection. The Portfolio may hold and maintain large positions in a single or small number of securities as a result of the adviser’s investment strategy. Further, to the extent the Portfolio invests in futures with exposure to securities in an index, it may have the effect of increasing the Portfolio’s exposure to a relatively small number of securities. On behalf of the Portfolio, the adviser buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria: •catalysts that could trigger a rise in a stock’s price •high potential reward compared to potential risk •temporary mispricing caused by apparent market overreactions